Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Consolidated Statements Of Income, Represents Related Party Transactions

	Year ended December 31,
	2011	2010	2009
Consolidated Statements of Income:
Natural gas midstream revenues	$—	$29,002	$76,573
Other income	$—	$787	$1,418
Cost of gas purchased	$—	$27,780	$72,529
General and administrative	$—	$1,906	$5,747